Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Supplemental cash flow information
Supplemental cash flow information

17.  Supplemental cash flow information

	December 31, 2025	December 31, 2024
	$	$
Income taxes paid	1,726	2,372
Increase (decrease) in accrued other assets	57	(269)
Increase in accrued interest expense on Facility	36	22
Reclassification of prepaid expenses to share issue costs	132	-
Increase in accrued royalty interests	12	-
Increase in share-based compensation charged to royalty interests	61	-
Increase in accrued streams and other interests	55	-
Increase in accrued share issue costs	245	-